Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Commitments and contingencies

23. Commitments and contingencies

Capital commitments

As at December 31, 2023 and 2022, the Group has no contracted capital expenditure.

Contingencies

As part of the ordinary course of business, the Group is subject to contingent liabilities in respect of certain litigation. Currently, there is no outstanding litigation with a possible negative effect on the Group.